Transactions with Related Parties - Navios Europe I and Navios Europe II (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 18, 2013
Related Party Transaction [Line Items]
Loan portion	$ 11,464	$ 7,791
Loan portion	11,464	7,791
Line of credit facility remaining borrowing capacity	40,000
Navios Europe I
Related Party Transaction [Line Items]
Due from related parties	9,336	8,478
Accrued interest on loan to affiliate, non-current	1,017	665
Accrued interest on loan to affiliate, current	$ 1,194	688
Preferred distribution percentage	12.70%
Navios Europe I | Navios Revolving Loans I
Related Party Transaction [Line Items]
Loan portion	$ 7,125	7,125
Loan portion	8,142	$ 7,791
Amount commited to fund	4,323
Navios Europe I | Navios Revolving Loans I | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Revolving loan facility to fund working capital requirements			$ 24,100
Line of credit facility remaining borrowing capacity	9,100
Navios Europe II
Related Party Transaction [Line Items]
Due from related parties	3,348
Accrued interest on loan to affiliate, non-current	33
Accrued interest on loan to affiliate, current	$ 26
Preferred distribution percentage	18.00%
Navios Europe II | Navios Revolving Loans II
Related Party Transaction [Line Items]
Loan portion	$ 3,289
Loan portion	3,322
Amount commited to fund	14,998
Navios Europe II | Navios Revolving Loans II | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Revolving loan facility to fund working capital requirements	38,500
Line of credit facility remaining borrowing capacity	31,575
Navios Europe II | Navios Term Loans II
Related Party Transaction [Line Items]
Amount commited to fund	2,375
Navios Europe II | Navios Term Loans II | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Line of credit facility remaining borrowing capacity	$ 5,000